(35) FINANCIAL INSTRUMENTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
As of Beginning Year	R$ 16,367	R$ 52,058	R$ 57,715
Measurement at fair value	(3,400)	(23,707)	16,715
Net cash received from settlement of flows	(7,548)	(11,984)	(22,372)
As of Ending Year	5,419	16,367	52,058
Assets [Member]
Disclosure of detailed information about financial instruments [line items]
As of Beginning Year	16,367	52,058	57,715
Measurement at fair value	(3,400)	(23,707)	16,715
Net cash received from settlement of flows	(7,548)	(11,984)	(22,372)
As of Ending Year	5,419	16,367	52,058
Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
As of Beginning Year
Measurement at fair value
Net cash received from settlement of flows
As of Ending Year